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REZA PISHVA

reza.pishva@dechert.com
+1 (202) 261-3459 Direct
+1 (202) 261-3159 Fax
November 30, 2009
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Trust”), File Nos. 33-17619 and 811-05349 Post-Effective Amendment No. 227 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of the Trust, transmitted herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 228 to the Registration Statement under the Investment Company Act of 1940, as amended.
This filing is being made for the purpose of designating December 30, 2009 as the new effective date for the Trust’s Post-Effective Amendment No. 224 (“PEA 224”). PEA 224 was filed on September 17, 2009 with an original effectiveness date of December 1, 2009. The enclosed post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.
Questions and comments concerning this filing may be directed to the undersigned at 202.261.3459.
Very truly yours,
/s/ Reza Pishva
Reza Pishva